Lease - Schedule Of information related to operating leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Lease
Cash payments for operating leases	¥ 2,994	$ 418	¥ 2,792
ROU assets obtained in exchange for operating lease liabilities	¥ 2,726	$ 381	¥ 1,765